Schedule of Lease Building to Third Parties with the Carrying Amount (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 31,678	$ 27,732
Less: accumulated depreciation	(16,065)	(15,007)
Buildings, net	$ 15,613	$ 12,725